Financial Risk Management Objectives and Policies - Maturity Profile of Financial Assets and Liabilities Based on Contractual Undiscounted Payments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Financial assets
Cash and bank balances	¥ 4,850,743	$ 697,758	¥ 5,331,555
Financial assets	11,772,588	1,693,435	12,239,276
Financial liabilities
Trade and other payables (Note 22)	8,328,774	1,198,057	9,632,463
Lease liabilities	59,641	8,579	40,531
Other financial liabilities	45,950	6,610
Financial liabilities	10,717,171	1,541,618	11,823,780
Liquidity risk [member]
Financial assets
Trade and bills receivables	6,487,095	933,140	6,768,335
Other receivables, excluding tax recoverable	434,750	62,537	138,780
Cash and bank balances	4,850,743	697,758	5,331,555
Quoted equity securities			606
Financial assets	11,772,588	1,693,435	12,239,276
Financial liabilities
Loans and borrowings	2,368,239	340,661	2,231,880
Trade and other payables (Note 22)	8,270,148	1,189,624	9,580,249
Lease liabilities	60,246	8,666	41,771
Other financial liabilities	58,212	8,374
Financial liabilities	10,756,845	$ 1,547,325	11,853,900
Liquidity risk [member] | One year or less [member]
Financial assets
Trade and bills receivables	6,487,095		6,768,335
Other receivables, excluding tax recoverable	434,750		138,780
Cash and bank balances	4,830,743		5,221,555
Quoted equity securities			606
Financial assets	11,752,588		12,129,276
Financial liabilities
Loans and borrowings	2,158,839		2,130,356
Trade and other payables (Note 22)	8,080,782		9,391,524
Lease liabilities	33,102		28,121
Financial liabilities	10,272,723		11,550,001
Liquidity risk [member] | Two to five years [member]
Financial assets
Cash and bank balances	20,000		110,000
Financial assets	20,000		110,000
Financial liabilities
Loans and borrowings	209,400		101,524
Trade and other payables (Note 22)	189,366		188,725
Lease liabilities	26,928		13,650
Financial liabilities	425,694		¥ 303,899
Liquidity risk [member] | More than five years [member]
Financial liabilities
Lease liabilities	216
Other financial liabilities	58,212
Financial liabilities	¥ 58,428